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FUND PROFILE
July 8, 1998


THE STRONG BLUE CHIP 100 FUND
THE STRONG DOW 30 VALUE FUND
THE STRONG INDEX 500 FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

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STRONG FUNDS

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WHAT ARE THE FUNDS' GOALS?
The STRONG BLUE CHIP 100 FUND seeks total return by investing for capital growth and income.

The STRONG DOW 30 VALUE FUND seeks capital growth.

The STRONG INDEX 500 FUND seeks to approximate (before fees and expenses) the rate of return of the Standard & Poor's 500, an index of the largest stocks traded in the U.S.


WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
The BLUE CHIP 100 FUND invests in the stocks of the 100 largest companies traded in the U.S. Half of the Fund's assets are invested in these stocks in proportion to size. The other half of the Fund's assets are used to overweight positions in those stocks the manager believes offer greater return potential. The manager may sell stocks from the actively managed half of the portfolio when they no longer offer attractive growth prospects.

The DOW 30 VALUE FUND invests in the 30 blue-chip companies that make up the Dow Jones Industrial Average (DJIA). The Fund indexes half of its assets to the DJIA. With the remaining assets, the Fund's managers add to positions in select DJIA stocks based on certain price criteria. The managers may sell a holding from the actively managed portion of the portfolio when it no longer fits the selection criteria.

The INDEX 500 FUND invests all of its assets in the S&P 500 Index Master Portfolio of the Master Investment Portfolio, another mutual fund that holds each of the stocks that make up the Standard & Poor's 500. The Master Portfolio has the

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same investment goal as the Fund. This structure allows the Fund to more closely mimic the S&P 500's performance, as well as to control operating expenses.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

GENERAL STOCK RISKS: The Funds' major risks are those of investing in the stock market. That means they may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

CONCENTRATED PORTFOLIO: As a nondiversified Fund, the DOW 30 VALUE FUND may take large positions in individual stocks. As a result, the value of the shares of this Fund is likely to fluctuate more than would those of a fund investing in a broader range of securities.

The Funds are appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. The Funds are not appropriate for investors concerned primarily with principal stability.

Because the Funds have been in operation for less than a calendar year, they have no annual returns history.

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WHAT ARE THE FUND'S FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Funds are 100% no-load, so you pay no fees to buy or sell shares. There also are no 12b-1 marketing fees. Shares of the DOW 30 VALUE FUND and the INDEX 500 FUND that are held for less than six months are subject to a redemption fee of .50%. Redemption fees are paid directly into Fund assets, not to the investment advisor, to help cover the costs that short-term trading generates.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) You do pay the costs of operating each Fund, which are deducted from Fund assets. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE NET ASSETS)

                                  SHAREHOLDER
                 MANAGEMENT       SERVICING       OTHER            TOTAL
FUND             FEES             FEES            EXPENSES         EXPENSES
---------------  ---------------  --------------  ---------------  -------------

Blue Chip 100    0.75%            None            1.23%            1.98%*
---------------  ---------------  --------------  ---------------  -------------
Dow 30 Value     0.80%            None            1.11%            1.91%*
---------------  ---------------  --------------  ---------------  -------------
Index 500        0.05%            0.25%           1.04%            1.34%*+
---------------  ---------------  --------------  ---------------  -------------


*TOTAL OPERATING EXPENSES DO NOT REFLECT THE INVESTMENT ADVISOR'S WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH SUCH WAIVERS AND/OR ABSORPTIONS, THE TOTAL OPERATING EXPENSES OF THE BLUE CHIP 100 FUND WERE 0.98%, THOSE OF THE DOW 30 VALUE FUND WERE 1.40%, AND THOSE OF THE INDEX 500 FUND WERE 0.45%. THESE WAIVERS AND ABSORPTIONS MAY BE TERMINATED AT ANY TIME.

+ THE OPERATING EXPENSES FOR THE INDEX 500 FUND INCLUDE THOSE OF THE S&P 500 INDEX MASTER PORTFOLIO AS WELL AS THOSE OF THE FUND.

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EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND            1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------  ---------  ---------  ---------  ---------
Blue Chip 100   $201       $621       $1,068     $2,306
--------------  ---------  ---------  ---------  ---------
Dow 30 Value    $194       $600       $1,032     $2,233
--------------  ---------  ---------  ---------  ---------
Index 500       $136       $425       $734       $1,613
--------------  ---------  ---------  ---------  ---------

WHO ARE THE FUNDS' INVESTMENT ADVISORS AND PORTFOLIO MANAGERS?
Strong Capital Management serves as investment advisor to the BLUE CHIP 100 FUND and the DOW 30 VALUE FUND. Horizon Investment Services is subadvisor to the DOW 30 VALUE FUND. Barclays Global Fund Advisors serves as investment advisor to the S&P 500 Index Master Portfolio, in which the INDEX 500 FUND invests substantially all its assets. As a pure index investment, the Master Portfolio does not have a portfolio manager.

Karen McGrath manages the BLUE CHIP 100 FUND. She joined the Advisor in October 1995, and has more than 25 years of investment experience. From 1990 until joining the Advisor, she served as a portfolio manager at National Investment Services and its predecessor organization, National Investment Services of America. She has managed the Fund since its inception on June 30, 1997.

Charles B. Carlson co-manages the DOW 30 VALUE FUND. He is vice president of the Fund's Subadvisor, contributing editor of the DOW THEORY FORECASTS newsletter, and managing editor of the NO-LOAD STOCK INSIDER and DRIP INVESTOR newsletters. Prior to June 1995, he worked solely at DOW THEORY FORECASTS as editor. Co-manager Richard J. Moroney is vice president of the Fund's Subadvisor and editor of DOW THEORY FORECASTS, a post he has held since July 1995. For four years prior to that, he served as the publication's managing editor. The two have no previous experience managing a mutual fund, but have managed a portion of a corporate equity account for the subadvisor.

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HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can redeem (sell) shares from the Funds.
- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.
You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may earn income from dividends on the stocks in the portfolios, and may realize capital gains from appreciation on their holdings. The BLUE CHIP 100 FUND intends to declare income quarterly, and capital gains annually. The

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DOW 30 VALUE and INDEX 500 FUNDS intend to declare income and capital gains annually. Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.
- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations
- Fund recommendation service

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

DOW JONES, DOW JONES INDUSTRIAL AVERAGESM, AND DJIASM ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE STRONG DOW 30 VALUE FUND. THE STRONG DOW 30 VALUE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES, AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

S&P DOES NOT SPONSOR THE STRONG INDEX 500 FUND OR THE S&P 500 INDEX MASTER PORTFOLIO, NOR IS IT AFFILIATED IN ANY WAY WITH BARCLAYS GLOBAL FUND ADVISORS, THE S&P 500 INDEX MASTER PORTFOLIO'S INVESTMENT ADVISOR, THE S&P 500 INDEX MASTER PORTFOLIO, OR THE FUND. STANDARD & POOR'S(R), S&P(R), S&P 500(R), AND STANDARD & POOR'S 500 ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY THE FUND. THE FUND AND THE S&P 500 INDEX MASTER PORTFOLIO ARE NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY S&P AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND AND THE S&P 500 INDEX MASTER PORTFOLIO.

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To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
call 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

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Strong On-Line
www.strong-funds.com

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STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin  53201
Strong Funds Distributors, Inc. 7861E98      IX798P